PROPERTY AND EQUIPMENT, NET	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
PROPERTY AND EQUIPMENT, NET
4. PROPERTY AND EQUIPMENT, NET

Property and equipment, net consists of the following:

	As of
	March 31,	December 31,
	2012	2011
Computer software and equipment	$1,406,114	$1,504,971
Furniture and equipment	73,680	70,571
Hardware for customer use	3,983,606	2,288,621
Property and equipment, gross	5,463,400	3,864,163
Less: accumulated depreciation	(2,458,078)	(2,172,202)
Property and equipment, net	$3,005,322	$1,691,961

Depreciation expense for the three months ended March 31, 2012 and 2011 was $286 thousand and $130 thousand, of which $257 thousand and $106 thousand was recorded as hardware cost of revenues, respectively.

6. PROPERTY AND EQUIPMENT, net

Property and equipment consists of the following:

	December 31,	December 31,
	2011	2010
Computer software and equipment	$1,504,971	$1,100,003
Furniture and equipment	70,571	57,143
Hardware equipment for customer use	2,288,621	1,417,948
Property and equipment, gross	3,864,163	2,575,094
Less: accumulated depreciation	(2,172,202)	(1,595,261)
Property and equipment, net	$1,691,961	$979,833

Depreciation expense for the years ended December 31, 2011 and 2010 was $583 thousand and $567 thousand, of which $514 thousand and $302 thousand was recorded as cost of revenue, respectively.